Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit, Weighted Average Duration (Detail)	Sep. 30, 2025	Mar. 31, 2025
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	34 years 6 months	35 years 1 month 6 days
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	31 years 7 months 6 days	32 years 6 months
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	31 years 10 months 24 days	33 years 6 months